Major Restructuring Costs - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of restructuring costs [line items]
Total restructuring costs	£ 626	£ 1,532
Restructuring costs	25
Asset impairments	27
Other non-cash charges	29
Combined Restructuring And Integration Programme [Member]
Disclosure of restructuring costs [line items]
Total restructuring costs	(15)	50
Increase decrease provision reversal restructuring	£ 151	£ 96	£ 148